NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

24.NONCONTROLLING INTEREST

In May 2023, the Company incorporated Hangzhou Kingway Technology Co., Ltd. (“Kingway Technology”), in which the Company held 100% equity interest with total cash contribution of US$4,857.

In September 2023, a related party ultimately controlled by the Controlling Shareholder of the Company and a third party made capital contributions of US$4,182 and US$278 to Kingway Technology, respectively. As a result, the Company’s equity interest in Kingway Technology decreased to 54.3% according to the Articles of Association of Kingway Technology. The Group recorded an increase in additional paid-in capital of US$968 due to the change of the Company’s its equity interest in Kingway Technology.

During the year ended December 31, 2024, two third parties collectively made capital contributions of US$404 to incorporate Shanghai Lianpeng Culture Development Co., Ltd.(“Lianpeng”) with the Company. The Company holds 51% equity interest in Lianpeng.